Warrant Liability and Earnout Shares Liability	12 Months Ended
Dec. 31, 2015
Warrant Liability And Earnout Shares Liability [Abstract]
Warrant Liability and Earnout Shares Liability

Note 16. Warrant Liability and Earnout Shares Liability

Warrant Liability

The fair value of the warrant liability was determined by the Company using the Binomial Lattice pricing model. This model is dependent upon several variables such as the instrument’s expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term and the expected volatility of the Company’s stock price over the expected term. The expected term represents the period of time that the instruments granted are expected to be outstanding. The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation. Expected dividend yield is based on historical trends. The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies. The inputs to the model were as follows:

	December 31,
	2015	2014
Stock Price	$13.74	$10.15
Dividend Yield	*	N/A
Risk-free rate	0.65%	0.67%
Expected Term	0.97	1.97
Expected Volatility (level 3 input)	37.69%	33.62%

  * A quarterly dividend of $0.125 per share commencing in the second quarter of 2016 was assumed.

Changes in assumptions could have significant impact on the fair valuation attributed to the Company’s warrants. When these assumptions change or become known in the future, such differences will impact the liability carrying value in the period in which they change or become known. The company performed a sensitivity analysis on the redeemable and non-redeemable warrants to assess the impact of a change in the assumptions.

●	The value of the redeemable warrants is sensitive to changes in the Company’s common share price. An increase or decrease in the common share price of 5% would result in an increase or decrease in the value of the redeemable warrants of approximately 4.5% and 11.5% respectively. The potential increase is limited by the redemption feature. The value of the redeemable warrants is not particularly sensitive to changes in volatility (a 5% increase or decrease would result in a less than a 1% change in the value of the redeemable warrants), or the risk-free rate (a 50bps increase or decrease would result in less than a 0.25% change in value of the redeemable warrants). The value of the redeemable warrants are, in fact, almost completely insensitive to any changes in the risk-free rate or volatility. This is due to combination of the following circumstances 1) being close to their maximum value (i.e $13.74 common stock price vs. $14.00 redemption price), 2) their short remaining life (~1 year), and 3) the likelihood of exercise before the first dividend payment.

●	The value of the non-redeemable warrants is sensitive to changes in the Company’s common share price. An increase or decrease in the common share price of 5% would result in an increase or decrease in the value of the non-redeemable warrants of approximately 11.5%, respectively. The value of the non-redeemable warrants is not particularly sensitive to changes in volatility assumption (a 5% increase or decrease would result in a less than a 1% change in the non-redeemable warrant value), or changes in the risk-free rate assumption (a 50bps increase or decrease would result in less than a 0.25% change in the non-redeemable warrant value).

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2014	$19,991
Fair value adjustment for year ended December 31, 2015	11,222
Balance at December 31, 2015	$31,213

The Company’s warrants are exercisable by the warrant holder in either of two modes: (i) by making a cash payment at the exercise price and receiving ordinary shares (“cash exercise”), or (ii) by applying a formula in the warrant agreement that is based on the market price of the shares on the NASDAQ market in order to receive ordinary shares for the warrant with no cash payment (“cashless exercise”). Of 2,428,494 aggregate warrants exercised since the merger in December 2013, warrant holders exercised 102,570 warrants for an equal number of shares on a cash basis, and 2,325,924 warrants for 1,001,848 ordinary shares on a cashless basis.

When the warrants are exercised for ordinary shares, the Company re-measures the fair value of the exercised warrants as of the date of exercise using quoted prices on the OTC Pink Markets and records the change in fair value in the consolidated statement of operations, and records the fair value of the exercised warrants as additional paid-in capital in the shareholders equity section of the Company’s balance sheet. In the year ended December 31, 2015, the Company recorded $8,591 in the consolidated statement of operations for the change in fair value of exercised warrants and recorded $13,679 as additional paid-in capital in the shareholders equity section of the Company’s consolidated balance sheet as below:

	Number of Warrants	Average Value	Fair Value
Opening balance as of January 1, 2015	9,097,430	$2.19	$19,991
Change in fair value to the date of cashless exercise charged to income statement	2,325,924	$3.69	$8,591
Fair value of warrants exercised credited to shareholders equity	2,325,924	$5.88	$(13,679)
Change in fair value of unexercised warrants remaining at December 31, 2015	6,771,506	$2.41	$16,310
Closing balance as of December 31, 2015	6,771,506	$4.61	$31,213
Net gain on exercise of warrants	2,325,924	$2.19	$(5,088)
Total change in warrant liability due exercise of warrants and change in fair value of remaining warrants	—	—	$11,222

Earnout Shares Liability

The fair value of the earnout shares liability is calculated using a Monte Carlo simulation, whereby future net revenue was simulated over the earnout period using a geometric Brownian Motion. Our model utilized management’s forecasted net sales and was performed in a risk-neutral environment. The inputs to the model were as follows:

	December 31,
	2015	2014
Stock Price	$13.74	$10.15
Risk-free rate	0.41%	0.67%
Expected Term	1 year	2 years
Asset Volatility (level 3 input)	38%	34%
Equity Volatility (level 3 input)	45%	40%

* A quarterly dividend of $0.125 per share commencing in the second quarter of 2016 was assumed.

The value of the earnout share liability is sensitive to changes in equity volatility and the forecasted EBITDA of the company. An increase or decrease in the equity volatility of 5% would result in an increase or decrease in the value of the earnout share liability of approximately 0.3%, respectively. An increase or decrease in the EBITDA of 5% would result in an increase or decrease in the value of the earnout share liability of approximately 0.3%, respectively.

The table below provides a reconciliation of the beginning and ending balances for the earnout shares liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2013	$18,254
Fair value adjustment for year ended December 31, 2014	10,807
Balance – December 31, 2014	29,061
Fair value adjustment for year ended December 31, 2015	10,858
Fair value of earnout shares issued credited to shareholders equity	(5,765)
Balance at December 31, 2015	$34,154

The Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares (“Earnout Shares”) to be held in escrow and to be released after the closing based on the Company’s achievement of specified share price targets or targets based on Tecnoglass Holding’s net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income (“EBITDA”) in the fiscal years ending December 31, 2014, 2015 or 2016. The following table sets forth the targets and the number of Earnout Shares issuable upon the achievement of such targets:

	Ordinary Share	EBITDA Target		Number of Earnout Shares
	Price Target	Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/14	$12.00 per share	$30,000	$36,000	416,667	500,000
Fiscal year ending 12/31/15	$13.00 per share	$35,000	$40,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000	$45,000	1,333,333	1,500,000

If either the ordinary share target or the maximum EBITDA target is met in any fiscal year, Energy Holding Corp. receives the maximum number of earnout shares indicated for the year. In the event the ordinary share target is not met but the combined company’s EBITDA falls within the minimum and maximum EBITDA target for a specified year, the number of earnout shares to be issued will be interpolated between such targets. In the event neither the ordinary share target nor the minimum EBITDA target is met in a particular year, but a subsequent year’s share price or EBITDA target is met, Energy Holding Corp. will earn the earnout shares for the previous year as if the prior year’s target had been met.